Description of Business and Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012 years		Sep. 30, 2011		Sep. 30, 2010
Description of Business and Summary of Significant Accounting Policies [Line Items]
Provision for Doubtful Accounts	$ 6.6		$ 1.1		$ (0.2)
Percentage of FIFO Inventory	29.00%		26.70%
Interest Costs, Capitalized During Period	3.4		2.8		1.3
Finite-Lived Intangible Assets, Useful Life, Minimum	0
Finite-Lived Intangible Assets, Useful Life, Maximum	40
Weighted-Average Useful Life	12.1
Depreciation	434.6		228.2		129.4
Asset Retirement Obligation	16.3		14.9
Foreign Currency Transaction Gain, after Tax			3.9
Foreign Currency Transaction Loss, after Tax	5.5		13.5		0.5
Restricted Stock [Member]
Description of Business and Summary of Significant Accounting Policies [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period, Minimum	P3Y
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period, Maximum	P5Y
Restricted Stock, Non-Employee Directors [Member]
Description of Business and Summary of Significant Accounting Policies [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	1 year
Building and Building Improvements [Member]
Description of Business and Summary of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life, Minimum	15
Property, Plant and Equipment, Useful Life, Maximum	40
Machinery and Equipment [Member]
Description of Business and Summary of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life, Minimum	3
Property, Plant and Equipment, Useful Life, Maximum	20
Transportation Equipment [Member]
Description of Business and Summary of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life, Minimum	3
Property, Plant and Equipment, Useful Life, Maximum	8
Machinery and Equipment, Mills [Member]
Description of Business and Summary of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life, Maximum	44
Leasehold Improvements [Member]
Description of Business and Summary of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life, Minimum	3
Property, Plant and Equipment, Useful Life, Maximum	10
Allowance for Doubtful Accounts [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at the beginning of period	30.1		7.8		8.8
Reduction in sales and charges to costs and expenses	107.9	[1]	78.2	[1]	32.8	[1]
Deductions	(111.1)		(55.9)		(33.8)
Balance at end of period	$ 26.9		$ 30.1		$ 7.8
Minimum [Member]
Description of Business and Summary of Significant Accounting Policies [Line Items]
Accounts Receivable, Approximate Range Receivables Due, Days	30 days
Maximum [Member]
Description of Business and Summary of Significant Accounting Policies [Line Items]
Accounts Receivable, Approximate Range Receivables Due, Days	60 days

[1]	Includes the impact of acquisitions.